Segment and Corporate Information - Segment Activities Calc2 (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue Table
Revenue	€ 16,546,873,000	€ 17,783,572,000	€ 16,569,715,000
Inter-segment revenue	0
Revenue external customers	€ 16,546,873,000	€ 17,783,572,000	€ 16,569,715,000